UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23658

Forum Real Estate Income Fund

___________________________________________

(Exact name of registrant as specified in charter)

240 Saint Paul Street, Suite 400
Denver, CO 80206

___________________________________________

(Address of principal executive offices) (Zip code)

Darren Fisk
Forum Capital Advisors, LLC
240 Saint Paul Street, Suite 400
Denver, CO 80206

___________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 501-8860

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Forum Real Estate Income Fund

Founders Shares

Class I Shares
Class K Shares

Semi-Annual Report June 30, 2026 (Unaudited)
Investor Information: 1-303-501-8860

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Forum Real Estate Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

FORUM REAL ESTATE INCOME FUND Portfolio Review June 30, 2026 (Unaudited)

The Fund’s performance figures* for the six months ended June 30, 2026, compared to its benchmarks:

Fund/Index	Six Months	One Year	Five Year	Annualized Since Inception
Forum Real Estate Income Fund – Founders Shares(a)	4.61%	9.44%	8.47%	8.43%
Forum Real Estate Income Fund – Class I Shares(b)	4.56%	9.33%	N/A	10.85%
Forum Real Estate Income Fund – Class K Shares(c)	4.11%	8.35%	N/A	9.01%
Fund Benchmarks
Bloomberg CMBS BBB Index(d)	3.12%	7.45%	2.74%	3.14%
Bloomberg U.S. Aggregate Bond Index(e)	0.62%	3.79%	0.08%	0.27%
Bloomberg U.S. Corporate High Yield Index(f)	1.96%	5.91%	4.17%	4.36%
S&P 500 Index(g)	10.21%	22.32%	13.41%	13.48%

__________________

*         The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on June 30, 2026. Performance data current to the most recent month end may be obtained by visiting www.freif.com or by calling 1-303-501-8860.

(a)    The Founders Shares of the Fund commenced operations on April 16, 2021. The performance is based on average annual returns.

(b)    The Class I Shares of the Fund commenced operations on February 22, 2023. The performance is based on average annual returns.

(c)    The Class K Shares of the Fund commenced operations on July 17, 2024. The performance is based on average annual returns.

(d)    The Bloomberg CMBS BBB Index measures the BBB-rated market of U.S. Agency and U.S. Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index includes both U.S. Aggregate eligible and Non-U.S. Aggregate eligible securities. The benchmark performance is based on the average annual return since commencement of the Founders Shares on April 16, 2021.

FORUM REAL ESTATE INCOME FUND Portfolio Review (Continued) June 30, 2026 (Unaudited)

(e)    The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. The benchmark performance is based on the average annual return since commencement of the Founders Shares on April 16, 2021.

(f)    The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded. The benchmark performance is based on the average annual return since commencement of the Founders Shares on April 16, 2021.

(g)    The S&P 500 Index measures the performance of 500 widely held stocks in the U.S. equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. The benchmark performance is based on average annual returns since commencement of the Founders Shares on April 16, 2021.

FORUM REAL ESTATE INCOME FUND Portfolio Review (Continued) June 30, 2026 (Unaudited)

Portfolio Composition* as of June 30, 2026

Top 10 Holdings**	% of Net Assets
BX Commercial Mortgage Trust 2024-BRBK	4.9%
MLTI Trust 2026-MLTI	4.6%
LEX Trust 2026-450 – Class HRR	4.1%
BX Commercial Mortgage Trust 2025-COPT – Class A	4.0%
Park West Preferred Equity	3.8%
The Alary Preferred	3.6%
FREMF 2021-KF117 Mortgage Trust	3.4%
BX Trust 2025-VOLT	2.8%
KIND Trust 2021-KIND	2.8%
Enduro Townhomes	2.5%
36.5%

____________

*        Composition of holdings is subject to change.

**       Excludes money market position.

FORUM REAL ESTATE INCOME FUND Schedule of Investments As of June 30, 2026 (Unaudited)
Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS – CREDIT FACILITY — 0.9%
4,567,674	LV Predevelopment(a),(b),(c)	N/A	14.500	05/03/27	$4,564,933
	TOTAL PRIVATE INVESTMENTS – CREDIT FACILITY (Cost $4,544,872)				4,564,933

Units/ Shares
	PRIVATE INVESTMENTS – EQUITY — 18.9%
	REAL ESTATE COMMON EQUITY — 1.0%
53	CRIMSON DEVCO, LLC(a),(b),(d)	N/A	N/A	N/A	1,320,750
3,500,000	JAG at DEN LP(a),(b),(d)	N/A	N/A	N/A	3,500,000
					4,820,750

	REAL ESTATE PREFERRED EQUITY — 17.9%
4,701,879	Avondale Hills(a),(b)	Cash: 7.000%, PIK: 6.000%	13.000	12/11/29	4,465,375
8,066,204	Blackbird Group(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	01/24/30	8,104,115
2,000,000	Crimson Nash Square(a),(b)	Cash: 14.000%	14.000	04/17/27	2,000,000
4,591,575	Dawson Forest(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	04/02/29	4,613,155
1,143,290	IOTA Multifamily Development(a),(b)	Cash: 7.000%, PIK: 7.000%	14.000	09/30/26	866,042
7,848,071	Madison Midtown(a),(b),(e)	PIK: 16.250%	16.250	10/07/27	8,002,678
8,873,922	Mercantile Lofts Equity(a),(b),(c)	Cash: 5.500%, PIK: 9.000%	14.500	04/11/28	8,913,855
18,738,939	Park West Preferred Equity(a),(b)	Cash: 6.500%, PIK: 6.000%	12.500	09/30/27	18,710,830
17,916,421	The Alary Preferred(a),(b),(c),(f)	Cash: 6.500%, PIK: 5.500%	12.000	12/31/28	17,916,421
2,245,247	The Marlowe Preferred Equity(a),(b),(e)	Cash: 5.000%, PIK: 10.000%	15.000	02/09/27	2,251,534
6,859,947	The Villas at Sundance(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	06/17/29	6,555,365
6,527,550	Zephyr Preferred Equity(a),(b),(e),(g)	Cash: 7.000%, PIK: 1-Month Term SOFR + 5.000%	15.625	06/14/27	6,527,550
					88,926,920
	TOTAL PRIVATE INVESTMENTS – EQUITY (Cost $94,110,538)				93,747,670
Principal Amount ($)
	PRIVATE INVESTMENTS – MEZZANINE LOANS — 11.3%
963,801	Ann Arbor Rambler Student Housing(a),(b),(g)	Cash: 1-Month Term SOFR + 9.390%	16.010	11/21/28	963,801
12,600,000	Enduro Townhomes(a),(b),(g)	1-Month Term SOFR + 7.500%; 1-Month Term SOFR floor 3.000%	11.125	04/30/28	12,600,000

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS – MEZZANINE LOANS — 11.3% (continued)
8,375,000	Istana at Wurzbach(a),(b),(g)	1-Month Term SOFR + 7.620%; 1-Month Term SOFR floor 3.500%	11.245	11/09/30	$8,375,000
10,000,000	Jasper Mezzanine Loan(a),(b),(c),(g)	1-Month Term SOFR + 8.500%; 1-Month Term SOFR floor 3.250%	12.121	12/28/28	10,000,000
2,370,952	Lexington So Totowa, LLC(a),(b),(g),(h)	PIK: 1-Month Term SOFR + 11.250%	19.870	12/31/27	2,370,952
4,000,000	Terraces at High Mountain Mezzanine Loan(a),(b),(g)	1-Month Term SOFR + 9.000%; 1-Month Term SOFR floor 3.750%	12.625	08/11/27	4,000,000
10,000,000	The Ivy Mezzanine Loan(a),(b),(g)	1-Month Term SOFR + 8.000%; 1-Month Term SOFR floor 3.750%	11.625	05/08/28	10,000,000
2,721,834	The Royal Mezzanine Loan Participation(a),(b)	Cash: 6.500%, PIK: 5.500%	12.000	12/31/27	2,721,834
5,372,113	UMD Rambler Vertical Mezzanine(a),(b),(g)	1-Month Term SOFR + 8.930%; 1-Month Term SOFR floor 3.250%	12.551	06/12/29	5,372,113
	TOTAL PRIVATE INVESTMENTS – MEZZANINE LOANS (Cost $56,403,128)				56,403,700
	PRIVATE INVESTMENTS – SENIOR LOANS — 3.1%
6,972,908	CF Forum WV Holdings, LLC(a),(b),(i)	N/A	11.990	12/01/26	6,972,908
8,500,000	Lakewilde at Santee Senior Loan(a),(b),(c),(g)	1-Month Term SOFR + 8.500%; 1-Month Term SOFR floor 3.750%	12.121	08/13/26	8,500,000
	TOTAL PRIVATE INVESTMENTS – SENIOR LOANS (Cost $15,341,042)				15,472,908

	COMMERCIAL MORTGAGE-BACKED SECURITIES (“CMBS”) — 81.2%
	AGENCY CMBS — 8.8%
11,599,008	FREMF 2018-KF54 Mortgage Trust(g),(j)	SOFR30A + 6.114%	9.706	12/25/28	11,371,748
12,053,664	FREMF 2020-KF83 Mortgage Trust(g),(j)	SOFR30A + 9.114%	12.706	07/25/30	12,395,032
2,290,456	FREMF 2020-KF95 Mortgage Trust(g),(j)	SOFR30A + 9.000%	12.592	12/25/30	1,201,768
1,933,426	FREMF 2020-KJ32 Mortgage Trust(g),(j)	N/A	7.000	11/25/33	1,729,878
17,513,862	FREMF 2021-KF117 Mortgage Trust(g),(j)	SOFR30A + 6.400%	9.992	07/25/31	16,779,963
					43,478,389

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY CMBS — 72.4%
9,999,999	ACRE Multifamily Housing Mortgage Loan Trust 2022-Q018(g),(j)	SOFR30A + 4.000%	7.592	06/25/27	$10,005,952
4,703,967	AXMF Re-REMIC Trust 2025-SBRR1(g),(j)	N/A	7.250	04/27/58	4,150,444
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ – Class XA(g),(j)	N/A	0.879	08/14/34	12,536
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ – Class XB(g),(j)	N/A	0.327	08/14/34	2,361
11,000,000	BLP Commercial Mortgage Trust 2025-IND2(g),(j)	1-Month Term SOFR + 3.750%	7.375	12/15/42	11,048,116
9,539,763	BX Commercial Mortgage Trust 2024-AIRC(g),(j)	1-Month Term SOFR + 3.089%	6.714	08/15/41	9,569,574
24,067,500	BX Commercial Mortgage Trust 2024-BRBK(g),(j),(k)	1-Month Term SOFR + 2.880%	6.513	10/15/41	24,175,828
20,000,000	BX Commercial Mortgage Trust 2025-COPT – Class A(g),(j),(k)	1-Month Term SOFR + 1.750%	5.375	08/15/42	20,080,760
5,000,000	BX Commercial Mortgage Trust 2025-COPT – Class D(g),(j)	1-Month Term SOFR + 3.250%	6.875	08/15/42	5,038,445
6,499,358	BX Commercial Mortgage Trust 2025-JDI(g),(j)	1-Month Term SOFR + 3.400%	7.025	11/15/42	6,541,981
5,786,825	BX Commercial Mortgage Trust 2026-XL6(g),(j)	1-Month Term SOFR + 3.900%	7.525	03/15/43	5,765,617
5,000,000	BX Trust 2025-VLT7(g),(j)	1-Month Term SOFR + 3.750%	7.375	07/15/44	5,019,010
14,000,000	BX Trust 2025-VOLT(g),(j),(k)	1-Month Term SOFR + 1.700%	5.325	12/15/44	14,036,204
8,000,000	BXHPP Trust 2021-FILM(g),(j),(k)	1-Month Term SOFR + 0.764%	4.389	08/15/36	7,629,920
10,000,000	CIP Commercial Mortgage Trust 2025-SBAY(g),(j)	1-Month Term SOFR + 3.750%	7.375	10/15/37	10,000,557
12,302,000	COMM Mortgage Trust 2024-WCL1(g),(j),(k)	1-Month Term SOFR + 1.841%	5.466	06/15/41	12,313,883
4,581,625	Extended Stay America Trust 2025-ESH(g),(j)	1-Month Term SOFR + 4.100%	7.725	10/15/42	4,639,968
4,075,603	Extended Stay America Trust 2026-ESH2(g),(j)	1-Month Term SOFR + 3.750%	7.375	02/15/43	4,132,369
7,000,000	Great Wolf Trust 2024-WOLF(g),(j)	1-Month Term SOFR + 5.436%	9.061	03/15/39	7,070,994
9,918,271	GS Mortgage Securities Corp. Trust 2018-SRP5(g),(j)	1-Month Term SOFR + 1.847%	5.472	09/15/31	8,098,725
10,000,000	GS Mortgage Securities Corp. Trust 2025-800D(g),(j),(k)	1-Month Term SOFR + 2.650%	6.287	11/25/41	9,990,570
13,000,000	Hilton USA Trust 2016-SFP(j)	N/A	2.828	11/05/35	10,838,503
3,327,938	Hudson’s Bay Simon JV Trust 2015-HBS – Class A10(j)	N/A	4.155	08/05/34	3,172,346
5,150,000	Hudson’s Bay Simon JV Trust 2015-HBS – Class B10(j)	N/A	4.906	08/05/34	4,827,935
1,820,000	Hudson’s Bay Simon JV Trust 2015-HBS – Class C10(g),(j)	N/A	5.629	08/05/34	1,679,565

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY CMBS — 72.4% (continued)
640,000	Hudson’s Bay Simon JV Trust 2015-HBS – Class D10(g),(j)	N/A	5.629	08/05/34	$555,363
74,226	Hudson’s Bay Simon JV Trust 2015-HBS – Class D7(g),(j)	N/A	5.331	08/05/34	67,956
3,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440(g),(j)	1-Month Term SOFR + 3.965%	7.590	03/15/36	1,409,799
14,000,533	KIND Trust 2021-KIND(g),(j)	1-Month Term SOFR + 4.065%	7.690	08/15/38	13,938,385
10,000,000	KRE Commercial Mortgage Trust 2026-ICNA – Class A(g),(j),(k)	1-Month Term SOFR + 1.850%	5.475	05/15/43	10,031,500
8,000,000	KRE Commercial Mortgage Trust 2026-ICNA – Class D(g),(j)	1-Month Term SOFR + 4.000%	7.625	05/15/43	8,040,288
10,000,000	LEX Trust 2026-450 – Class E(g),(j)	1-Month Term SOFR + 3.700%	7.325	03/15/43	10,012,408
20,375,000	LEX Trust 2026-450 – Class HRR(g)	1-Month Term SOFR + 6.450%	10.075	03/15/43	20,400,112
10,034,000	Life 2022-BMR Mortgage Trust – Class A1(g),(j),(k)	1-Month Term SOFR + 1.295%	4.920	05/15/39	9,570,800
5,430,000	Life 2022-BMR Mortgage Trust – Class D(g),(j)	1-Month Term SOFR + 2.542%	6.167	05/15/39	4,295,125
10,500,000	MILE Trust 2025-STNE(g),(j)	1-Month Term SOFR + 4.900%	8.525	07/15/42	10,725,256
22,710,000	MLTI Trust 2026-MLTI(g),(j)	1-Month Term SOFR + 3.000%	6.621	06/15/31	22,710,000
2,500,000	MRCD 2019-MARK Mortgage Trust(j)	N/A	4.250	12/15/36	1,087,650
6,400,000	Prima Capital CRE Securitization 2019-1S, Ltd.(j)	N/A	5.500	10/01/33	5,341,916
5,000,000	Prima Capital CRE Securitization 2020-VIII, Ltd.(j)	N/A	3.250	12/26/70	4,266,674
12,500,000	Prima Capital CRE Securitization 2021-X, Ltd.(j)	N/A	4.000	11/26/29	10,108,747
7,150,000	SWCH Commercial Mortgage Trust 2025-DATA – Class A(g),(j),(k)	1-Month Term SOFR + 1.443%	5.068	02/15/42	7,114,779
10,450,000	SWCH Commercial Mortgage Trust 2025-DATA – Class E(g),(j)	1-Month Term SOFR + 3.340%	6.965	02/15/42	10,361,415
9,998,913	Wells Fargo Commercial Mortgage Trust 2025-B33RP(g),(j)	1-Month Term SOFR + 3.500%	7.125	08/15/42	10,073,852
354,000	Worldwide Plaza Trust 2017-WWP – Class F(g),(j)	N/A	3.715	11/10/36	1,793
					359,955,981
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $405,194,444)				403,434,370

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS — 2.1%
10,631,400	Fidelity Treasury Portfolio – Institutional Class, 3.49%(l)	$10,631,400

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,631,400)	10,631,400
	TOTAL INVESTMENTS — 117.5% (Cost $586,225,424)	$584,254,981
	TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%	(87,136,809)
	TOTAL NET ASSETS — 100.0%	$497,118,172
Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (18.3)%
(9,281,000)	Lucid Management Reverse Repo DAA Trust	4.235	07/16/26	$(9,281,000)
(5,982,000)	Lucid Management Reverse Repo JAA Trust	4.324	07/16/26	(5,982,000)
(8,120,000)	Lucid Management Reverse Repo XAA8 Trust	4.224	07/16/26	(8,120,000)
(7,224,000)	Lucid Management Reverse Repo XAA9 Trust	4.524	07/16/26	(7,224,000)
(8,100,000)	Natixis Securities Americas Reverse Repo LAA Trust	4.190	07/22/26	(8,100,000)
(11,312,000)	Natixis Securities Americas Reverse Repo PAA Trust	4.170	07/13/26	(11,312,000)
(18,649,000)	Natixis Securities Americas Reverse Repo RAA5 Trust	4.200	07/27/26	(18,649,000)
(5,734,000)	Natixis Securities Americas Reverse Repo RAA7 Trust	4.160	07/06/26	(5,734,000)
(9,012,000)	Natixis Securities Americas Reverse Repo RAA8 Trust	4.170	07/13/26	(9,012,000)
(7,630,000)	Royal Bank Canada Reverse Repo RAA6 Trust	4.390	07/29/26	(7,630,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $(91,044,000))			$(91,044,000)

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment In Kind

SOFR — Secured Overnight Financing Rate

SOFR30A — United States 30 Day Average SOFR Secured Overnight Financing Rate

REMIC — Real Estate Mortgage Investment Conduit

(a)    Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, and is availing itself of an exemption from registration under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 34.24% of net assets. The total value of these securities is $170,189,211 (see Note 5).

(b)    The value of this security has been determined in good faith under policies adopted by the Fund’s Adviser and approved by the Board of Trustees. Level 3 securities fair valued under such procedures represent 34.24% of net assets. The total value of these securities is $170,189,211 (see Note 2).

(c)    A portion of the revenue generated from this investment is related to Loan Administration Fees, payable to the Fund. This is recorded on the Statement of Operations as Interest Income.

(d)    Non-income producing security.

(e)    Co-invested loans are held by the Fund and an affiliate of the Fund (see Note 4).

(f)        Interest on loans funded from interest reserve.

(g)    Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on June 30, 2026.

(h)    Security is in default at June 30, 2026. An additional contractual 5.00% penalty interest rate will be applied until security is no longer in default.

(i)        Net of Commercial Loan of ($11,250,572) with a maturity date of 12/01/2026 and interest rate of 1-Month Term SOFR + 3.750% equal to 7.370% as of June 30, 2026 (see Note 2 and 10 as Williams Village II Land Loan).

(j)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $383,034,258, which represents 77.05% of total net assets of the Fund.

(k)    All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at June 30, 2026 was $93,691,545.

(l)        Rate disclosed is the seven-day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Schedule of Investments (Continued) As of June 30, 2026 (Unaudited)

Portfolio Composition as of June 30, 2026

Types of Holdings	% of Net Assets
Commercial Mortgage-Backed Securities	81.2%
Private Investments – Equity	18.9%
Private Investments – Mezzanine Loans	11.3%
Private Investments – Senior Loans	3.1%
Short-Term Investments	2.1%
Private Investments – Credit Facility	0.9%
Liabilities in Excess of Other Assets	-17.5%
100.0%

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Assets and Liabilities As of June 30, 2026 (Unaudited)
Assets:
Investments in Securities at Market Value (cost $586,225,424)	$584,254,981
Cash	1,330,876
Receivable for Fund Shares Sold	1,538,107
Dividends and Interest Receivable	3,817,597
Receivable for Investment Securities Sold	23,279
Prepaid Expenses and Other Assets	373,783
Total Assets	591,338,623

Liabilities:
Payable for Securities Sold Under Agreements to Repurchase (proceeds $91,044,000)	$91,044,000
Payable for Investment Securities Purchased	88,210
Accrued Advisory Fees (Note 3)	509,373
Shareholder Servicing Fees Payable (Note 3)	27,517
Loan Interest Reserve	2,096,885
Reverse Repurchase Interest Payable	152,826
Accrued Expenses and Other Liabilities	289,425
Interest Payable on Line of Credit	11,911
Distribution and Shareholder Service (12b-1) Fees Payable (Note 3)	304
Total Liabilities	94,220,451
Commitments and Contingencies (Note 10)
Net Assets	$497,118,172

Components of Net Assets:
Paid-in Capital (no par value; unlimited shares authorized)	$495,995,391
Total Distributable Earnings	1,122,781
Net Assets	$497,118,172

Net Asset Value Per Share
Founders Shares:
Net Assets	156,269,178
Shares of Beneficial Interest Outstanding	16,106,824
Net Asset Value and Redemption Price per Share	$9.70

Class I Shares:
Net Assets	340,358,613
Shares of Beneficial Interest Outstanding	35,082,957
Net Asset Value and Redemption Price per Share	$9.70

Class K Shares:
Net Assets	490,381
Shares of Beneficial Interest Outstanding	50,653
Net Asset Value and Redemption Price per Share	$9.68

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Operations For the Six Months Ended June 30, 2026 (Unaudited)
Investment Income:
Interest Income	$26,552,694 (1)
Dividend Income	252,749
Total Investment Income	26,805,443

Expenses:
Investment Advisory Fees (Note 3)	3,328,880
Interest Expense from Reverse Repurchase Agreements and Commercial Loan	2,350,619
Legal Fees	389,004
Administration Fees	160,078
Shareholder Servicing Fees – Class I (Note 3)	147,023
Amortization of Deferred Financing Costs (Note 11)	106,911
Audit and Tax Fees	99,648
Registration Fees	82,178
Chief Compliance Officer and Principal Financial Officer Fees	73,529
Other Expenses	68,513
Transfer Agent Fees	68,128
Trustees’ Fees	66,507
Shareholder Reporting Fees	27,893
Interest Expense on Line of Credit (Note 11)	26,130
Pricing Fees	25,943
Insurance Fees	19,963
Non-Use Fee on Line of Credit (Note 11)	11,911
Custody Fees	8,952
Distribution and Shareholder Service (12b-1) Fees – Class K (Note 3)	1,682
Shareholder Servicing Fees – Class K (Note 3)	561
Total Expenses	7,064,053
Advisory Fees Waived (Note 3)	(424,559)
Net Expenses	6,639,494
Net Investment Income	20,165,949

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain from Investments	1,532,735
Net Change in Unrealized Depreciation on Investments	(1,825,984)
Net Realized and Unrealized Loss	(293,249)

Net Increase in Net Assets Resulting From Operations	$19,872,700

____________

(1)    Includes paid-in-kind interest of $5,616,095 and loan administration fees of $84,402.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income	$20,165,949	$25,452,339
Net Realized Gain from Investments	1,532,735	2,696,363
Net Change in Unrealized Depreciation	(1,825,984)	(813,035)
Net Increase in Net Assets Resulting From Operations	19,872,700	27,335,667

Distributions to Shareholders:
Distributions:
Founders Shares	(6,035,587)	(12,549,418)
Class I Shares	(12,009,213)	(15,585,397)
Class K Shares	(16,041)	(19,723)
Total Distributions to Shareholders	(18,060,841)	(28,154,538)

Beneficial Interest Transactions:
Proceeds From Shares Issued:
Founders Shares	12,366,963	44,246,595
Class I Shares	98,404,029	182,365,579
Class K Shares	50,000	424,000
Distributions Reinvested:
Founders Shares	620,724	1,303,144
Class I Shares	2,567,724	3,570,847
Class K Shares	6,056	12,343
Redemptions:
Founders Shares	(5,125,610)	(13,482,641)
Class I Shares	(13,663,100)	(11,180,822)
Net Increase From Beneficial Interest Transactions	95,226,786	207,259,045

Total Increase In Net Assets	97,038,645	206,440,174

Net Assets:
Beginning of Period	400,079,527	193,639,353
End of Period	$497,118,172	$400,079,527

Share Activity:
Shares Sold:
Founders Shares	1,272,596	4,555,439
Class I Shares	10,122,993	18,742,577
Class K Shares	5,155	43,489
Shares Reinvested:
Founders Shares	63,979	134,480
Class I Shares	264,655	368,381
Class K Shares	626	1,274
Shares Redeemed:
Founders Shares	(528,356)	(1,387,946)
Class I Shares	(1,407,697)	(1,148,251)

Net Increase in Shares of Beneficial Interest Outstanding	9,793,951	21,309,443

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Statement of Cash Flows For the Six Months Ended June 30, 2026 (Unaudited)
Increase/(Decrease) in Cash:
Cash Flows Provided by (Used in) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$19,872,700
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used in) Operating Activities:
Purchases of Long-Term Investments	(266,278,659)
Funding of Private Investments	(50,979,915)
Proceeds from Sales of Long-Term Investments	212,907,816
Repayments of Private Investments	23,795,762
Purchases of Short-Term Investments, Net	(1,118,055)
Change in Unrealized Depreciation on Investments	1,825,984
Net Realized Gain on Investments	(1,532,735)
Net Amortization on Investments	(592,066)
Return of Capital Distributions Received	3,142
Payment In Kind Interest	(5,616,095)
Loan Origination Proceeds	31,500
Net Paydown Gains	(206,240)
Change in Operating Assets and Liabilities:
Increase in Dividends and Interest Receivable	(1,174,143)
Increase in Prepaid Expenses and Other Assets	(198,612)
Increase in Shareholder Servicing Fees Payable	6,543
Increase in Accrued Advisory Fees	106,726
Increase in Reverse Repurchase Interest Payable	33,609
Decrease in Loan Interest Reserve	(123,524)
Increase in Distribution and Shareholder Servicing (12b-1) Fees Payable	28
Decrease in Accrued Expenses and Other Liabilities	(121,404)
Increase in Interest Payable on Line of Credit	11,911
Net Cash Used in Operating Activities	(69,345,727)

Cash Flows Provided by (Used in) Financing Activities:
Payment from Sales of Shares and Change in Receivable for Fund Shares Sold	111,685,490
Payment for Redemption of Shares	(18,788,710)
Dividends Paid to Shareholders, Net of Reinvestments and Change in Distribution Payable	(20,479,084)
Proceeds from Reverse Repurchase Agreements	534,503,000
Repayments of Reverse Repurchase Agreements	(538,569,250)
Net Cash Provided by Financing Activities	68,351,446

Net Change in Cash	(994,281)
Beginning Cash Balance	2,325,157
Ending Cash Balance	$1,330,876

Supplemental Non-Cash Information:
Interest Paid	$2,450,052
Reinvested Dividends	$3,194,504

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Financial Highlights Founders Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.65		$9.62	$9.36	$9.16	$9.84	$10.00

From Operations:
Net Investment Income(2)	0.44		0.85	0.93	0.96	0.72	0.27
Net Realized and Unrealized Gain (Loss) on Investments	—		0.06	0.27	0.11	(0.68)	0.10
Total From Operations	0.44		0.91	1.20	1.07	0.04	0.37

Less Distributions:
Net Investment Income	(0.39)		(0.82)	(0.93)	(0.87)	(0.72)	(0.40)
Net Realized Gains	—		(0.06)	(0.01)	—	—	(0.13)
Total Distributions	(0.39)		(0.88)	(0.94)	(0.87)	(0.72)	(0.53)

Net Asset Value, End of Period	$9.70		$9.65	$9.62	$9.36	$9.16	$9.84

Total Return(3)	4.61	%(4)	9.75%	13.36%	12.24%	0.46%	3.70	%(4)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$156,269		$147,688	$115,358	$76,904	$56,522	$57,679

Including Interest Expense:
Ratio of Gross Expenses to Average Net Assets	3.12	%(5)	3.31%	3.75%	5.33%	4.98%	4.18	%(5)
Ratio of Net Expenses to Average Net Assets	2.92	%(5)	2.99%	2.92%	3.33%	2.93%	2.55	%(5)
Ratio of Net Investment Income to Average Net Assets	9.15	%(5)	8.75%	9.67%	10.40%	7.55%	3.94	%(5)
Excluding Interest Expense:
Ratio of Gross Expenses to Average Net Assets	2.00	%(5)	2.12%	2.63%	3.80%	4.19%	3.88	%(5)
Ratio of Net Expenses to Average Net Assets(6)	1.80	%(5)	1.80%	1.80%	1.80%	2.14%	2.25	%(5)
Ratio of Net Investment Income to Average Net Assets	10.27	%(5)	9.94%	10.79%	11.93%	8.34%	4.24	%(5)

Portfolio Turnover Rate	46	%(4)	81%	53%	34%	30%	49	%(4)

____________

(1)    Reflects operations for the period from April 16, 2021 (commencement of operations) to December 31, 2021.

(2)    Based on average shares outstanding for the period.

(3)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(4)    Not annualized for periods of less than one year.

(5)    Annualized.

(6)    Effective September 29, 2022, the share expense cap was changed from 2.25% to 1.80% of average net assets.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Financial Highlights Class I Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Period	$9.65		$9.62	$9.36	$9.38

From Operations:
Net Investment Income(2)	0.44		0.84	0.92	0.83
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.06	0.27	(0.05)
Total From Operations	0.43		0.90	1.19	0.78

Less Distributions:
Net Investment Income	(0.38)		(0.81)	(0.92)	(0.80)
Net Realized Gains	—		(0.06)	(0.01)	—
Total Distributions	(0.38)		(0.87)	(0.93)	(0.80)

Net Asset Value, End of Period	$9.70		$9.65	$9.62	$9.36

Total Return(3)	4.56	%(4)	9.64%	13.26%	8.76	%(4)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$340,359		$251,959	$78,280	$17,365

Including Interest Expense:
Ratio of Gross Expenses to Average Net Assets	3.22	%(5)	3.41%	3.85%	5.43	%(5)
Ratio of Net Expenses to Average Net Assets	3.02	%(5)	3.09%	3.02%	3.43	%(5)
Ratio of Net Investment Income to Average Net Assets	9.05	%(5)	8.65%	9.57%	10.48	%(5)
Excluding Interest Expense:
Ratio of Gross Expenses to Average Net Assets	2.10	%(5)	2.22%	2.73%	3.90	%(5)
Ratio of Net Expenses to Average Net Assets	1.90	%(5)	1.90%	1.90%	1.90	%(5)
Ratio of Net Investment Income to Average Net Assets	10.17	%(5)	9.84%	10.69%	12.01	%(5)

Portfolio Turnover Rate	46	%(4)	81%	53%	34	%(4)

____________

(1)    Reflects operations for the period from February 22, 2023 (commencement of operations) to December 31, 2023.

(2)    Based on average shares outstanding for the period.

(3)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(4)    Not annualized for periods of less than one year.

(5)    Annualized.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Financial Highlights Class K Shares

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$9.63		$9.61	$9.64

From Operations:
Net Investment Income(2)	0.39		0.75	0.39
Net Realized and Unrealized Gain on Investments	—		0.06	0.04
Total From Operations	0.39		0.81	0.43

Less Distributions:
Net Investment Income	(0.34)		(0.73)	(0.45)
Net Realized Gains	—		(0.06)	(0.01)
Total Distributions	(0.34)		(0.79)	(0.46)

Net Asset Value, End of Period	$9.68		$9.63	$9.61

Total Return(3)	4.11	%(4)	8.66%	4.62	%(4)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$490		$432	$1

Including Interest Expense:
Ratio of Gross Expenses to Average Net Assets	4.12	%(5)	4.31%	4.75	%(5)
Ratio of Net Expenses to Average Net Assets	3.92	%(5)	3.99%	3.92	%(5)
Ratio of Net Investment Income to Average Net Assets	8.15	%(5)	7.75%	8.67	%(5)
Excluding Interest Expense:
Ratio of Gross Expenses to Average Net Assets	3.00	%(5)	3.12%	3.63	%(5)
Ratio of Net Expenses to Average Net Assets	2.80	%(5)	2.80%	2.80	%(5)
Ratio of Net Investment Income to Average Net Assets	9.27	%(5)	8.94%	9.79	%(5)

Portfolio Turnover Rate	46	%(4)	81%	53	%(4)

____________

(1)    Reflects operations for the period from July 17, 2024 (commencement of operations) to December 31, 2024.

(2)    Based on average shares outstanding for the period.

(3)    Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(4)    Not annualized for periods of less than one year.

(5)    Annualized.

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Forum Real Estate Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 5, 2021, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The primary investment objectives of the Fund are to maximize current income and preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund offers four classes of shares: Founders Shares, which commenced operations on April 16, 2021; Class I Shares, which commenced operations on February 22, 2023; Class K Shares, formerly Class C Shares, which commenced operations on July 17, 2024; and Class M Shares, which are not available for purchase as of the date of this report. Effective April 30, 2026, FREIF Advisors LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Prior to April 30, 2026, Forum Capital Advisors LLC, an investment adviser registered under the Advisers Act, as amended, served as the Fund’s investment adviser. Effective May 15, 2025, Nuveen Asset Management, LLC (“Nuveen”), an investment adviser registered under the Advisers Act, serves as the non-discretionary Sub-Adviser to the Fund. Prior to May 15, 2025, Janus Henderson Investors US LLC (“Janus”), an investment adviser registered under the Advisers Act, served as the non-discretionary Sub-Adviser to the Fund.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

Securities Valuation — Common and preferred equity securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined. Fixed-income securities, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service. Each security type has a primary and secondary pricing source. If neither the primary nor any secondary pricing source can provide a price or logic to determine a price, the Valuation Designee (as defined below) will provide a fair value price for the security.

Fair Valuation Process — The 1940 Act requires a fund to value its portfolio investments using the market value of its portfolio securities when market quotations are “readily available” and, when a market quotation is not readily available or if the investment is not a security, by using the investment’s fair value as determined in good faith by the fund’s board. The Board of Trustees (the “Board” or “Trustees”) of the Fund has designated the Adviser to manage and implement the day-to-day valuation of the Fund’s portfolio investments, in accordance with valuation policies and procedures adopted by the Adviser and approved by the Board. In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” (“Valuation Designee”) to make fair value determinations for all of the Fund’s investments for which market quotations are not readily available. The Valuation Designee has established a Valuation Committee, which assists in carrying out the valuation of Fund holdings and performs fair value determinations pursuant to the standards and

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

procedures set forth in such policies and procedures. The Valuation Designee may consult with the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material.

Fund investments are valued in accordance with ASC Topic 820, Fair Value Measurements and Disclosure (“ASC Topic 820”), issued by the FASB, which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date.

Investments that are listed or traded on an exchange and are freely transferable, such as interests in public REITS or certain short-term investments, are Level 1 securities and valued at the closing price on the principal exchange on which the investment is listed or traded. Other investments for which market quotations are readily available will be valued using end-of-day pricing quotes obtained from an independent third-party fixed income pricing service on a daily basis.

Certain investments, such as CMBS, that are publicly traded but for which no readily available market quotations exist, are generally valued on the basis of information furnished by an independent pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such investments are classified as Level 2 securities as described below. To assess the continuing appropriateness of pricing sources and methodologies, the Adviser regularly performs price verification procedures and issues challenges as necessary to independent pricing services, and any differences are reviewed in accordance with the valuation procedures. The Valuation Designee will utilize a number of factors to determine if the quotations are representative of fair value, including through comparison of prices to multiple sources and monitoring of significant valuation events. The Sub-Adviser may also provide relevant information to the Adviser in its capacity as Valuation Designee.

Securities that are not publicly traded or whose market prices are not readily available, as will be the case for a substantial portion of Private Mezzanine Loans, Private Credit Facilities, Private Senior Loans, and direct real estate equity investments, will initially be valued at acquisition cost until a fair value is determined by the Adviser in good faith pursuant to the policies adopted by the Adviser and approved by the Board, based on, among other things, the input of the Adviser and independent valuation firm(s) engaged to review the Fund’s investments. Such investments are classified as Level 3 securities as described below. The Adviser and independent valuation firm(s) will use a variety of approaches to establish the fair value of these investments in good faith. The approaches used will generally include widely recognized and utilized valuation approaches and methodologies, including an analysis of discounted cash flows, comparable credit spreads, publicly traded comparable companies and comparable transactions and will also consider recent transaction prices and other factors in the valuation. Because of the uncertainty and judgment involved in the valuation of those portfolio company securities that do not have a readily available market price, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. Fair value pricing involves subjective judgment and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

The Valuation Designee provides the Board with reports on a quarterly basis, or more frequently if necessary, identifying valuation activity with respect to Level 1, Level 2, and Level 3 holdings in the Fund’s portfolio. Fair value determinations are based upon all available inputs that the Valuation

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Designee deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts for the investment, and valuations prepared by independent valuation firms.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 — Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Investments – Credit Facility	$—	$—	$4,564,933	$4,564,933
Private Investments – Equity	—	—	93,747,670	93,747,670
Private Investments – Mezzanine Loans	—	—	56,403,700	56,403,700
Private Investments – Senior Loans	—	—	15,472,908	15,472,908
Commercial Mortgage-Backed Securities	—	403,434,370	—	403,434,370
Short-Term Investments	10,631,400	—	—	10,631,400
	$10,631,400	$403,434,370	$170,189,211	$584,254,981
Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$91,044,000	$—	$91,044,000
	$—	$91,044,000	$—	$91,044,000

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2026:

Assets	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Range of Inputs/Weighted Average	Impact to Valuation from an Increase in Input
Private Investments – Credit Facility	$4,564,933	Market Yield Analysis	Selected Market Spreads	14.50%	Decrease
Private Investments – Equity	$1,320,750	Market Approach	Broker Quote	N/A	N/A
Private Investments – Equity	$866,042	Market Approach	Probability of Recovery	N/A	N/A
Private Investments – Equity	$5,500,000	Market Approach	Recent Transactions	N/A	N/A
Private Investments – Equity	$86,060,878	Market Yield Analysis	Selected Market Spreads	12.00% to 16.25%/13.17%	Decrease
Private Investments – Mezzanine Loans	$5,092,786	Market Approach	Indicated Property Sale	N/A	N/A
Private Investments – Mezzanine Loans	$51,310,914	Market Approach	Selected Market Spreads	7.00% to 12.00%/8.73%	Decrease
Private Investments – Senior Loans	$15,472,908	Market Approach	Selected Market Spreads	6.68% to 9.00%/7.95%	Decrease
Total Level 3 Investments	$170,189,211

The following is a reconciliation of assets and liabilities in which Level 3 inputs were used in determining value:

Assets	Beginning balance January 1, 2026	Purchases	Sales or Repayments	Net realized gain (loss)	Accretion of Discount (Amortization of Premium)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance June 30, 2026
Private Investments – Credit Facility	$4,114,543	$2,106,792	$(1,602,721)	$12,819	$4	$—	$(66,504)	$4,564,933
Private Investments – Equity	92,647,189	15,012,304	(12,943,769)	75,018	50,065	(9,487)	(1,083,650)	93,747,670
Private Investments – Mezzanine Loans	46,274,625	15,962,185	(6,531,021)	5,006	16,321	6,345	670,239	56,403,700
Private Investments – Senior Loans	41,683,025	972,384	(27,182,501)	(163,464)	18,525	—	144,939	15,472,908
	$184,719,382	$34,053,665	$(48,260,012)	$(70,621)	$84,915	$(3,142)	$(334,976)	$170,189,211
Liabilities	Beginning balance January 1, 2026	Purchases	Sales or Repayments	Net realized gain (loss)	Accretion of Discount (Amortization of Premium)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance June 30, 2026
Reverse Repurchase Agreements	$(24,403,089)	$24,464,250	$—	$(61,161)	$—	$—	$—	$—
	$(24,403,089)	$24,464,250	$—	$(61,161)	$—	$—	$—	$—

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held on June 30, 2026 is $(334,178).

Leverage — The Fund may use leverage to provide additional funds to support its investment activities.

The Fund primarily intends to enter into financing transactions using reverse repurchase agreements and commercial loans. A reverse repurchase agreement involves the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

If a reverse repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the reverse repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

Reverse repurchase agreements outstanding as of June 30, 2026 were as follows:

	Reverse Repurchase Agreements
	Remaining Contractual Maturity of the Agreements
Counterparty	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total	Rate
Lucid Management
Commercial Mortgage-Backed Securities	$—	$9,281,000	$—	$—	$9,281,000	4.24%
Commercial Mortgage-Backed Securities	—	5,982,000	—	—	5,982,000	4.32%
Commercial Mortgage-Backed Securities	—	8,120,000	—	—	8,120,000	4.22%
Commercial Mortgage-Backed Securities	—	7,224,000	—	—	7,224,000	4.52%
Natixis Securities Americas
Commercial Mortgage-Backed Securities	—	18,649,000	—	—	18,649,000	4.20%
Commercial Mortgage-Backed Securities	—	5,734,000	—	—	5,734,000	4.16%
Commercial Mortgage-Backed Securities	—	9,012,000	—	—	9,012,000	4.17%
Commercial Mortgage-Backed Securities	—	8,100,000	—	—	8,100,000	4.19%
Commercial Mortgage-Backed Securities	—	11,312,000	—	—	11,312,000	4.17%
Royal Bank of Canada
Commercial Mortgage-Backed Securities	—	7,630,000	—	—	7,630,000	4.39%
Total Reverse Repurchase Agreements	$—	$91,044,000	$—	$—	$91,044,000

The Fund has entered into a commercial loan agreement with the Banc of California in the amount of $11,250,572 with a maturity date of December 1, 2026 and an interest rate of 1-Month Term SOFR + 3.750% which equals 7.370% as of June 30, 2026. This loan is a component of CF Forum WV Holdings, LLC as disclosed in the Schedule of Investments along with the Williams Village II Land Loan as disclosed in Note 10.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

life of the respective securities using the effective interest method. The Fund elected not to measure an allowance for credit losses for accrued interest receivables. Interest is not accrued and interest receivable is written off when deemed uncollectible.

Loan origination income is charged to the borrowers during loan originations. This income is received at the time of closing and then deferred to be recognized as interest income over the term of the loan. For the six months ended June 30, 2026, the Fund earned loan origination income of $84,554 and has $265,264 of unearned loan origination income. Earned loan origination income is included in the Interest Income amount in the Statement of Operations.

Federal Income Taxes — The Fund has elected to be taxed as a REIT. The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies as a REIT, the Fund generally will be allowed to deduct dividends paid to shareholders and, as a result, the Fund generally will not be subject to U.S. federal income tax on that portion of the Fund’s ordinary income and net capital gain that the Fund annually distributes to shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions to shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund’s tax years since 2022 are open to examination as of June 30, 2026.

Reclassification — GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Distribution to Shareholders — Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2026 fiscal year.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations. The Fund’s class level total returns and expense ratios are disclosed in the Financial Highlights.

The Fund adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures but does not change the recognition or measurement of income taxes and is effective for fiscal years beginning after December 15, 2024. The adoption of this guidance did not have a material impact on the Fund’s financial statements, as the Fund qualifies as a REIT for federal income tax purposes.

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

During the reporting period, as compensation for its services, the Fund paid to the Adviser a monthly advisory fee at an annual rate of 1.50% of its average daily net assets. Nuveen acts as the Fund’s non-discretionary Sub-Adviser and assists the Adviser in identifying and evaluating potential investments for the Fund. Nuveen is paid by the Adviser, and not by the Fund. For the six months ended June 30, 2026, the Adviser earned advisory fees of $3,328,880 as disclosed on the Statement of Operations.

The Adviser and the Fund have entered into an Expense Limitation Agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.80% of the Class K Shares average daily net assets, 1.90% of the Class I Shares average daily net assets, 2.55% of the Class M Shares average daily net assets, and 1.80% of the Founders Shares average daily net assets. Ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES – (Continued)

The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund under the Agreement for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount. During the six months ended June 30, 2026, the Adviser waived advisory fees of $424,559 as disclosed on the Statement of Operations and did not recoup any expenses.

As of June 30, 2026, the Adviser may seek recoupment for previously waived or reimbursed fees and expenses, subject to the limitations noted above, no later than the dates and in no greater amounts than as outlined below:

Date of Expiration	Amount
December 31, 2029	$424,559
December 31, 2028	$947,081
December 31, 2027	$1,169,161
December 31, 2026	$1,360,541

The Fund has established a Shareholder Servicing Plan with respect to Class I Shares, Class K Shares and Class M Shares that allows the Fund to pay shareholder servicing fees to certain intermediaries with respect to Shareholders holding Class I Shares, Class K Shares or Class M Shares (as applicable). Under the Shareholder Servicing Plan, the Fund may pay to qualified recipients up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares and up to 0.25% on an annualized basis of the average daily net assets of the Fund attributable to Class K or Class M Shares (the “Shareholder Servicing Fee”). Because these fees are paid out of the assets of the Class I Shares, Class K Shares or the Class M Shares (as the case may be) on an ongoing basis, over time these fees will increase the cost of an investment in Class I Shares, Class K Shares or Class M Shares. Founders Shares are not subject to the Shareholder Servicing Fee. During the six months ended June 30, 2026, Class I and Class K Shareholders incurred $147,023 and $561 as disclosed on the Statement of Operations, respectively, of Shareholder Servicing Fees subject to the Fund’s Shareholder Servicing Plan.

The Fund has adopted a Distribution and Service Plan (the “Plan”) with respect to Class K Shares and Class M Shares consistent with the requirements of Rule 12b-1 under the Investment Company Act. Under the Plan the Fund is permitted to pay to the Distributor, or to other qualified recipients under the Plan, up to 0.75% on an annualized basis of the average daily net assets of the Fund attributable to Class K Shares and up to 0.50% on an annualized basis of the average daily net assets of the Fund attributable to Class M Shares (the “Distribution and Service Fee”). The Distribution and Service Fee is paid for the sale and marketing of the Class K Shares and Class M Shares and to reimburse the Distributor for related expenses incurred. The Distributor generally will pay all or a portion of the Distribution and Service Fee to Financial Intermediaries that sell Class K Shares and Class M Shares. Because the Distribution and Service Fees are paid out of the Fund’s assets attributable to Class K Shares and Class M Shares on an ongoing basis, over time they will increase the cost of an investment in Class K Shares and Class M Shares and may cost more than paying other types of sales charges. Class I Shares and Founders Shares are not subject to the Distribution and Service Fee. The Distribution and Service Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Distributor does not retain any of the Distribution and Service Fee for profit. All Distribution and Service Fees are held in a retention account by the Distributor to pay for and/or reimburse the Adviser for distribution-related expenditures. Founders Shares and Class I Shares are not subject to

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES – (Continued)

the Distribution and Service Fee. During the six months ended June 30, 2026, Class K Shareholders incurred $1,682 as disclosed on the Statement of Operations of Distribution and Service fees subject to the Fund’s Plan.

In addition, certain third parties provide services to the Fund as follows:

Foreside Financial Services, LLC (”Distributor”) — Foreside acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks, or other financial intermediaries for distribution of shares of the Fund. For these services, the Distributor receives an annual fee from the Adviser. The Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into sub-distribution agreements with the Distributor) from time to time in connection with the sale of Shares and/or the services provided to common shareholders.

A Trustee and certain officers of the Fund are affiliated with the Adviser.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays each Independent Trustee an annual retainer in the amount of $45,000 payable quarterly. Additionally, the Lead Independent Trustee and Audit Committee Chair receive an annual retainer of $5,000 and $2,500, respectively. Trustees who are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf. Service fees paid by the Fund for the six months ended June 30, 2026 are disclosed in the Statement of Operations as Chief Compliance Officer and Principal Financial Officer Fees.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services are reported on the Statement of Operations.

4. INVESTMENT TRANSACTIONS

The cost of purchases including paid-in-kind interest and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended June 30, 2026, amounted to $322,881,657 and $236,726,855, respectively.

The Fund, the Adviser and certain other funds affiliated with the Adviser have been granted exemptive relief by the SEC that enables the Fund to engage in certain co-investment transactions with its affiliates. The exemptive relief is subject to certain conditions, such as that co-investments be made in a manner consistent with the Fund’s investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements, and are allocated fairly among participants. Accordingly, from time to time, the Fund may co-invest with other investment vehicles managed by the Fund’s Adviser or its affiliates, including by means of splitting loans, participating in loans or other means of syndicating loans. The Fund is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Fund’s risk is limited to the reported fair value of its investment in any such loan. As of June 30, 2026, there were three co-invested loans held by the Fund and an affiliate of the Fund.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

5. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are fair valued as determined in good faith in accordance with procedures adopted by the Adviser and approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2026, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal/ Units	Cost	Value	% of Net Assets
Ann Arbor Rambler Student Housing	11/20/2024	963,801	$963,800	$963,801	0.2%
Avondale Hills	12/10/2024	4,701,879	4,693,865	4,465,375	0.9%
Blackbird Group	1/24/2025	8,066,204	8,051,889	8,104,115	1.6%
CF Forum WV Holdings, LLC	3/3/2025	6,972,908	6,843,767	6,972,908	1.4%
CRIMSON DEVCO, LLC	12/17/2021	53	1,320,746	1,320,750	0.3%
Crimson Nash Square	4/17/2026	2,000,000	2,000,000	2,000,000	0.4%
Dawson Forest	4/25/2024	4,591,575	4,591,575	4,613,155	0.9%
Enduro Townhomes	4/30/2026	12,600,000	12,568,500	12,600,000	2.5%
IOTA Multifamily Development	3/31/2022	1,143,290	1,137,820	866,042	0.2%
Istana at Wurzbach	11/12/2025	8,375,000	8,357,857	8,375,000	1.7%
JAG at DEN LP	6/24/2026	3,500,000	3,500,000	3,500,000	0.7%
Jasper Mezzanine Loan	12/29/2025	10,000,000	9,978,521	10,000,000	2.0%
Lakewilde at Santee Senior Loan	8/11/2025	8,500,000	8,497,275	8,500,000	1.7%
Lexington So Totowa, LLC	5/20/2022	2,370,952	2,360,866	2,370,952	0.5%
LV Predevelopment	11/3/2025	4,567,674	4,544,872	4,564,933	0.9%
Madison Midtown	1/28/2025	7,848,071	7,793,896	8,002,678	1.6%
Mercantile Lofts Equity	10/20/2025	8,873,922	8,849,280	8,913,855	1.8%
Park West Preferred Equity	9/30/2025	18,738,939	18,708,879	18,710,830	3.8%
Terraces at High Mountain Mezzanine Loan	7/31/2025	4,000,000	3,988,292	4,000,000	0.8%
The Alary Preferred	12/31/2025	17,916,421	17,874,661	17,916,421	3.6%
The Ivy Mezzanine Loan	4/29/2025	10,000,000	10,085,500	10,000,000	2.0%
The Marlowe Preferred Equity	9/25/2024	2,245,247	2,239,300	2,251,534	0.5%
The Royal Mezzanine Loan	9/29/2021	2,721,834	2,727,678	2,721,834	0.5%
The Villas at Sundance	6/13/2024	6,859,947	6,859,947	6,555,365	1.3%
UMD Rambler Vertical Mezzanine	4/4/2025	5,372,113	5,372,113	5,372,113	1.1%
Zephyr Preferred Equity	6/15/2023	6,527,550	6,488,681	6,527,550	1.3%
		169,457,380	$170,399,580	$170,189,211	34.2%

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $586,225,424 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$2,326,121
Unrealized Depreciation	(4,296,564)
Net Unrealized Depreciation	$(1,970,443)

7. RISKS AND UNCERTAINTIES

General Risks of Investing in the Fund

Investment and Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations, and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Market risk also includes the risk that geopolitical events, such as heightened tensions, war, or armed conflict between nations, including conflicts involving Russia and Ukraine, the Middle East, or East Asia, increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The extent and duration of ongoing hostilities and any related events are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global economic growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of United States trade policy. This could potentially lead to significant changes to current policies, treaties, and tariffs, and there

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

continues to exist significant uncertainty about the future relationship between the United States and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the United States, which could, among other things, depress economic activity, result in inflation, or both, and any of these factors could have a material adverse effect on the Fund. These and future tariffs, as well as other global trade or supply chain developments, bring with them uncertainty, and the Adviser cannot predict future changes to U.S. tariff and trade policies.

Interest Rate Risk

The Fund’s investments will expose the Fund to interest rate risk, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. Factors that can affect market interest rates include, without limitation, inflation, slow or stagnant economic growth or recession, unemployment, governmental monetary policies, and instability in financial markets. The Fund will periodically experience imbalances in the interest rate sensitivities of its assets and liabilities and the relationships of various interest rates to each other. In a changing interest rate environment, the Adviser might not be able to manage this risk effectively. If the Adviser is unable to manage interest rate risk effectively, the Fund’s performance could be adversely affected.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund expects to invest in a variety of real estate-related debt and preferred equity investments and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the United States and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Risks Relating to Commercial Real Estate (“CRE”) Debt Instruments

CRE debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•        tenant mix and tenant bankruptcies;

•        success of tenant businesses;

•        property management decisions, including with respect to capital improvements, particularly in older building structures;

•        property location and condition;

•        competition from other properties offering the same or similar services;

•        changes in laws that increase operating expenses or limit rents that may be charged;

•        any need to address environmental contamination at the property;

•        changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•        changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•        changes in real estate tax rates and other operating expenses;

•        changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•        seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•        decline in demand for real estate from increased use of e-commerce or other technological advances;

•        acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•        adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund will invest a portion of its assets in pools or tranches of agency and non-agency CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

During periods of falling interest rates, the income received by the Fund may decline. In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit the Fund’s ability to locate fixed income instruments containing the desired risk/return profile. Agency CMBS are CMBS that are issued by a U.S. government agency such as the Government National Mortgage Association (“Ginnie Mae”) or a federally chartered corporation such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Non-agency CMBS are securities that are not issued or guaranteed by a U.S. government agency or federally chartered corporation. Non-agency CMBS are typically issued in multiple tranches whereby the more senior classes are entitled to priority distributions to make specified interest and principal payments on such tranches. Losses and other shortfalls from expected amounts to be received on the mortgage pool are borne by the most subordinate classes, which receive payments only after the more senior classes have received all principal and/or interest to which they are entitled. The credit quality of non-agency CMBS depends on the securitization structure and the credit quality of the underlying mortgage loans, which is a function of factors such as the principal amount of loans relative to the value of the related properties, the mortgage loan terms, such as amortization, market assessment and geographic location, construction quality of the property, and the creditworthiness of the borrowers. Accordingly, non-agency CMBS are subject to the credits risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund.

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital.

Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Senior Loans

The Fund’s investments in senior loans are expected to typically be below investment grade. These investments are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. Like other debt instruments, senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV per share of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. This is particularly the case where a senior loan is not backed by collateral or sufficient collateral at the time such senior loan is issued. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The collateral securing a senior loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance. Transactions in senior loans may settle on a delayed basis, resulting in the proceeds from the sale of senior loans not being readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Risks Relating to Mezzanine Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Leverage Risks

The Fund is permitted to obtain leverage through funds borrowed from banks or other financial institutions (i.e., a credit facility) and leverage attributable to reverse repurchase agreements or similar transactions. The Fund will, from time to time, use leverage opportunistically and will choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. Use of leverage creates an opportunity for increased income and return for Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund’s shares. Increases and decreases in the value of the Fund’s portfolio will be

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
7. RISKS AND UNCERTAINTIES – (Continued)

magnified if the Fund uses leverage. In particular, leverage can magnify interest rate risk, as discussed above. As a result, leverage can cause greater changes in the Fund’s NAV, which will be borne by the Fund’s Shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed.

General Risks of Direct Investments in Real Estate

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy, including through the Workout process described above. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest-bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

8. CAPITAL STOCK

The minimum initial investments are $25,000,000, $10,000, $10,000 and $10,000 for the Founders Shares, Class I Shares, Class K Shares and Class M Shares, respectively. The minimum subsequent investments are $5,000, $1,000, $1,000 and $1,000 for the Founders Shares, Class I Shares, Class K Shares and Class M Shares, respectively, except for purchases pursuant to the dividend reinvestment policy. The Fund reserves the right to waive investment minimums. The Fund’s shares are offered for sale on a continuous basis at the net asset value (“NAV”) per share calculated on each regular business day, which is any day the New York Stock Exchange is open for business.

As an interval fund, the Fund has adopted a fundamental policy requiring it to make quarterly repurchase offers pursuant to Rule 23c-3 of the 1940 Act. Each quarterly repurchase offer will be for at least 5% and up to 25% of the Fund’s shares at NAV. Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding shares for each quarterly offer, the Fund expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share, subject to approval by the Board. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can submit their request for their shares to be redeemed in response to a repurchase offer). During the six months ended June 30, 2026, the Fund had repurchases, pursuant to Rule 23c-3 of the 1940 Act, in the amount of $5,125,610, $13,663,100, and $0 for the Founders Shares, Class I Shares, and Class K Shares, respectively.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

9. INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2025, was as follows:

Distributions paid from:	2025
Ordinary income	$25,723,571
Capital gains	2,431,492
Total	$28,155,063

At December 31, 2025, the Fund had capital loss carryforwards of $0, after reducing capital gains recognized in 2025.

10. COMMITMENT AND CONTINGENCIES

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments.

The Fund’s unfunded commitments as of June 30, 2026 are as follows:

	Fair Value of Existing Investments at June 30, 2026	Unfunded Commitments
Ann Arbor Rambler Student Housing	$963,801	$3,506,485
Lakewilde at Santee Senior Loan	8,500,000	1,456,695
LV Predevelopment	4,564,933	8,451,533
Mercantile Lofts Equity	8,913,855	1,154,135
The Alary Preferred	17,916,421	1,882,292
The Marlowe Preferred Equity	2,251,534	56,493
UMD Rambler Vertical Mezzanine	5,372,113	4,870,763
Williams Village II Land Loan*	18,223,481	2,668,219
	$66,706,138	$24,046,615

____________

*        This loan is a component of CF Forum WV Holdings, LLC investment.

11. REVOLVING CREDIT FACILITY

On March 30, 2026, the Fund entered into a credit agreement with CIBC Bank USA and other lenders from time to time party thereto (the “Credit Agreement”) which is effective until March 30, 2028. The maximum aggregate commitment amount of the borrowing under the Credit Agreement is $20,000,000. The interest rate on borrowings from the Credit Agreement is generally up to 2.85% above the 1-month Term SOFR (Secured Overnight Financing Rate). During the period ended June 30, 2026, there was $26,130 of line of credit interest expense associated with the Fund’s borrowings and $118,823 in non-use borrowing fees, upfront fees and legal fees related to the Credit Agreement were incurred.

FORUM REAL ESTATE INCOME FUND Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent events are those that occur after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact from subsequent events requiring adjustment or disclosure in the financial statements other than as noted below:

On July 30, 2026, the Fund paid a distribution to shareholders of record as of July 29, 2026 in the amount of $1,034,741, $2,506,784, and $2,806 for the Founders Shares, Class I Shares, and Class K Shares, respectively.

FORUM REAL ESTATE INCOME FUND Approval of Continuance of Investment Management Agreement

Approval of Continuance of Investment Management Agreement

At a meeting held on May 13, 2026, the Board of Trustees, including a majority of the Independent Trustees, unanimously approved the continuance of the Investment Management Agreement between the Adviser and the Fund (the “Management Agreement”).

In advance of the meeting, the Board had requested, and the Adviser had provided, certain information related to the Adviser and the terms of the proposed Management Agreement. In addition, in advance of its February 25, 2026 meeting, the Board had requested, and the Adviser had provided, certain information related to the transfer and assumption of duties and responsibilities under the Management Agreement from Forum Capital Advisors LLC (“FCA”) to the Adviser pursuant to which the Trustees approved a transfer and assumption agreement, effective April 30, 2026.

In the course of consideration of the approval of the Management Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Management Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the continuance of the Management Agreement and reaching their conclusions with respect to the Management Agreement, the Trustees took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth the factors to be considered by the Trustees when deciding to approve an investment advisory agreement.

These factors include, but are not limited to, the following: (1) the nature, extent, and quality of the services to be provided to the Fund; (2) the investment performance of the Fund and the Adviser; (3) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

The Trustees, including the Independent Trustees, considered a variety of factors, including those described below. The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. The Trustees considered materials provided by the Adviser regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that perform services for the Fund. The Trustees considered the qualifications, background, and responsibilities of the individuals at the Adviser who oversee the day-to-day investment management and operations of the Fund and its service providers. The Trustees also considered that the advisory personnel, resources and scope of services available to the Fund had not changed following the transfer and assumption of FCA’s duties and responsibilities under the Management Agreement to the Adviser.

FORUM REAL ESTATE INCOME FUND Approval of Continuance of Investment Management Agreement (Continued)

Performance. The Trustees considered information relating to the Fund’s and the Adviser’s performance. The Trustees considered the performance of the Fund for the one- and three-year periods ended March 31, 2026, as compared to peer funds. The Trustees noted that the Fund had outperformed its peers and benchmark for the one- and three-year periods.

Fees and Expenses. The Trustees next considered information regarding the Fund’s expense ratio and its various components, including the management fee for the Fund. The Trustees noted that the investment strategy of the Fund was fairly differentiated from strategies that are currently available in the marketplace and there were a limited number of comparable funds. The Trustees compared the Fund’s fees, expenses, and overall expense ratio to expense information for peer funds. The Trustees observed that the management fee structure for certain peer funds provides for incentive fees payable by the manager when the performance exceeds certain levels in addition to asset-based fees. The Trustees also noted that the Adviser had agreed to an expense limitation agreement under which it will waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the operating expenses of each class of the Fund, excluding certain “excluded expenses”.

Profitability. The Trustees considered the Adviser’s profitability for the period since the Fund’s inception, the costs of managing the Fund, and other information provided by the Adviser regarding its financial condition. The Trustees considered the Adviser’s overall financial condition and noted that the Fund was currently operating at a loss to the Adviser, which was consistent with the Adviser’s original business plan.

Economies of Scale. The Trustees considered whether the Adviser currently realizes economies of scale with respect to its management of the Fund. The Trustees also considered that the Fund may expect to achieve economies of scale as the Fund continues to grow and that the Board will reevaluate whether such economics exist from time to time.

Fall-out Benefits. The Trustees then considered the Adviser’s statements at the meeting regarding direct or indirect “fall-out benefits” to the Adviser as a result of its relationship with the Fund. The Trustees noted that the main benefit is reputational.

Conclusion. The Trustees, having requested and received such information from the Adviser as they believed reasonably necessary to evaluate the terms of the Management Agreement, with the Independent Trustees having met in executive session with management and, separately, with independent counsel, determined that the Management Agreement should be approved for an additional one-year term.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that the approval of the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.

Forum Real Estate Income Fund

PRIVACY NOTICE

Forum Real Estate Income Fund

Privacy Notice

Address:

240 Saint Paul Street, Suite 400

Denver, CO 80206

Phone:

303.501.8860

Email:

InvestorRelations@forumig.com

Website:

www.FREIF.com

FORUM REAL ESTATE INCOME FUND Privacy Notice (Continued)

PRIVACY INFORMATION

What does Forum Real Estate Income Fund (“FREIF”) do with your Personal Information?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•        Name and date of birth

•        Social security number and account balances

•        Employment, income, and transaction history

•        Checking account information and wire transfer instructions

•        Postal address, telephone number, and email address

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FREIF chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does FREIF share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies.	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness.	No	We don’t share
For nonaffiliates to market to you.	No	We don’t share
Who we are
Who is providing this notice?	Forum Real Estate Income Fund
What we do
How does FREIF protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

FORUM REAL ESTATE INCOME FUND Privacy Notice (Continued)

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic, and procedural safeguards against unintended disclosure.

How does FREIF collect my personal information?

We collect your personal information, for example, when you

•        Open an account or enter into an investment advisory contract, including through a subscription agreement

•        Provide contact and account information

•        Enter into a financial transaction with us, including a wire transfer

•        We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•        Sharing for affiliates’ everyday business purposes — information about your creditworthiness

•        Affiliates from using your information to market to you

•        Sharing for nonaffiliates to market to you

•        State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•        Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. FREIF does not jointly market.

OPT-OUT NOTICE

If, at any time in the future, it becomes necessary to disclose client information in a way that is inconsistent with this policy, FREIF will provide you with proper advance notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law. If you wish to opt-out of any such third-party disclosures, please contact us at InvestorRelations@forumig.com.

FORUM REAL ESTATE INCOME FUND Additional Information (Unaudited)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30 is available without charge upon request by calling toll-free 1-303-501-8860, or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings will be available upon request by calling 1-303-501-8860. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the net asset value per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri 64106.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

FORUM REAL ESTATE INCOME FUND Additional Information (Unaudited) (Continued)

INVESTMENT ADVISER

FREIF Advisors LLC

240 Saint Paul Street, Suite 400

Denver, Colorado 80206

INVESTMENT SUB-ADVISER

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

ADMINISTRATOR

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

FUND COUNSEL

Morrison & Foerster LLP

370 Seventeenth Street

Denver, CO 80202-5638

INDEPENDENT TRUSTEE COUNSEL

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606-4302

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

CohnReznick LLP

1 S. Wacker Drive, Suite 3550

Chicago, Illinois 60606

CUSTODIAN

UMB Bank, n.a.

1010 Grand Boulevard

Kansas City, Missouri 64106

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6. Investments

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-end Management Investment Companies

(a)     Not applicable to semi-annual reports.

(b)    There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)     (1)     Code of Ethics. Not applicable to semi-annual reports.

(2)    Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to semi-annual reports.

(3)    Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4)    Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)    Change in the registrant’s independent public accountant. Not applicable.

(b)    Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Forum Real Estate Income Fund
By:	/s/ Edie Suhr
Title:	Edie Suhr, President
Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edie Suhr
Title:	Edie Suhr, President
Date:	August 31, 2026
By:	/s/ Derek Mullins
Title:	Derek Mullins, Principal Financial Officer/Treasurer
Date:	August 31, 2026